UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GW Capital, Inc.
Address: 10900 N.E. Eighth Street, Suite 1010
         Bellevue, WA  98004

13F File Number:  801-35777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guy Watanabe
Title:     President
Phone:     425-455-4551

Signature, Place, and Date of Signing:

      /s/  Guy Watanabe     Bellevue, WA     August 1, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $972,733 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                               VALUE     SHARES/   SH/  PUT/ INVSTMT OTHER  VOTING  AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS  CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN MGRS   SOLE    SHARED    NONE
ALBANY INTL CORP                     CL A            012348108 29678     733863    SH        SOLE           592351  0         141512
AMEDISYS INC                         COM             023436108 22496     619216    SH        SOLE           503559  0         115657
AMERICAN INTL GRP, INC.              COM             026874107 2437      34800     SH        SOLE           34800   0         0
AMERICAN STS WTR CO                  COM             029899101 21556     606017    SH        SOLE           492027  0         113990
ANDREW CORP DE                       COM             034425108 42319     2930709   SH        SOLE           2472234 0         458475
ANIXTER INTL INC                     COM             035290105 3370      44805     SH        SOLE           44625   0         180
BOWATER INC                          COM             102183100 33835     1356088   SH        SOLE           1151608 0         204480
BRIGGS & STRATTON CORP               COM             109043109 32593     1032730   SH        SOLE           860824  0         171906
CONSECO INC                          COM NEW         208464883 4956      237235    SH        SOLE           236275  0         960
CROWN HOLDINGS INC                   COM             228368106 34150     1367644   SH        SOLE           1149765 0         217879
DEAN FOODS                           COM             242370104 1658      52025     SH        SOLE           51445   0         580
FLUOR CORPORATION                    COM             343412102 5993      53815     SH        SOLE           53625   0         190
HANOVER COMPRESSOR CO                COM             410768105 35316     1480731   SH        SOLE           1239628 0         241103
HEALTHCARE RLTY TR INC               COM             421946104 20450     736155    SH        SOLE           618740  0         117415
HEARST-ARGYLE TV INC                 COM             422317107 22598     937671    SH        SOLE           780856  0         156815
HORMEL FOODS CORP.                   COM             440452100 1583      42380     SH        SOLE           42060   0         320
ITT CORPORATION                      COM             450911102 1980      29000     SH        SOLE           29000   0         0
INPUT/OUTPUT INC                     COM             457652105 40644     2603659   SH        SOLE           2189129 0         414530
ISHARES TR                           RUSL 2000 VALU  464287630 516       6265      SH        SOLE           6265    0         0
KINDRED HEALTHCARE INC               COM             494580103 25615     833810    SH        SOLE           680235  0         153575
LTC PPTYS INC                        COM             502175102 23930     1051885   SH        SOLE           870940  0         180945
MCDERMOTT INTL, INC.                 COM             580037109 7296      87770     SH        SOLE           87510   0         260
NEWMONT MINING CORP.                 COM             651639106 2265      58000     SH        SOLE           58000   0         0
NORTHWESTERN CORP                    COM NEW         668074305 20268     637165    SH        SOLE           526040  0         111125
OMEGA HEALTHCARE INVS INC            COM             681936100 30878     1950585   SH        SOLE           1608705 0         341880
ONEOK INC NEW                        COM             682680103 43601     864923    SH        SOLE           723983  0         140940
OWENS ILLINOIS INC NEW               COM NEW         690768403 45368     1296241   SH        SOLE           1091150 0         205091
PUGET ENERGY, INC.                   COM             745310102 4648      192225    SH        SOLE           191495  0         730
SIERRA PAC RES NEW                   COM             826428104 4486      255470    SH        SOLE           254140  0         1330
SINCLAIR BROADCAST GROUP INC         CL A            829226109 36439     2562457   SH        SOLE           2083317 0         479140
A.O. SMITH CORPORATION               COM             831865209 27414     687234    SH        SOLE           554496  0         132738
SMURFIT STONE CONTAINER CORP         COM             832727101 4558      342390    SH        SOLE           340810  0         1580
SOUTHWEST GAS CORP                   COM             844895102 29041     858949    SH        SOLE           717429  0         141520
STEWART ENTERPRISES INC CLA          CLA             860370105 33851     4345480   SH        SOLE           3569825 0         775655
TIDEWATER INC                        COM             886423102 44845     632682    SH        SOLE           535387  0         97295
WASHINGTON GROUP INTL INC            COM NEW         938862208 40551     506821    SH        SOLE           425496  0         81325
ALLSCRIPTS HEALTHCARE                COM             01988P108 37095     1455842   SH        SOLE           1203422 0         252420
GOLD FIELDS LIMITED                  SPONSORED ADR   38059T106 3862      246015    SH        SOLE           244925  0         1090
HEALTH CARE REIT INC                 COM             42217K106 28826     714235    SH        SOLE           597350  0         116885
QUIKSILVER INC                       COM             74838C106 30062     2127479   SH        SOLE           1811874 0         315605
SUNRISE SENIOR LIVING INC            COM             86768K106 34400     860212    SH        SOLE           724597  0         135615
VECTREN CORP                         COM             92240G101 27144     1007931   SH        SOLE           838006  0         169925
WESTAR ENERGY INC                    COM             95709T100 28162     1159895   SH        SOLE           969870  0         190025